Schedule of Investments (unaudited) January 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Hexcel Corp.(a)	759	$33,138
Northrop Grumman Corp.	77	22,069

		55,207

Banks — 0.3%
PacWest Bancorp	534	16,121

Beverages — 2.7%
Brown-Forman Corp., Class A	102	6,744
Brown-Forman Corp., Class B	138	9,890
Coca-Cola Co.	737	35,487
PepsiCo, Inc.	594	81,123

		133,244

Biotechnology — 6.2%
AbbVie, Inc.	511	52,367
Amgen, Inc.	309	74,602
Biogen, Inc.(a)	21	5,935
Gilead Sciences, Inc.	1,286	84,362
Regeneron Pharmaceuticals, Inc.(a)	132	66,507
Vertex Pharmaceuticals, Inc.(a)	102	23,366

		307,139

Building Products — 2.1%
Allegion PLC	484	51,793
Lennox International, Inc.	192	52,894

		104,687

Capital Markets — 3.0%
FactSet Research Systems, Inc.	154	46,560
Moody’s Corp.	188	50,057
S&P Global, Inc.	165	52,305

		148,922

Commercial Services & Supplies — 1.5%
Republic Services, Inc., Class A	107	9,686
Waste Connections, Inc.	501	49,353
Waste Management, Inc.	134	14,917

		73,956

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	136	41,828
Motorola Solutions, Inc.	36	6,032

		47,860

Diversified Telecommunication Services — 8.4%
AT&T, Inc.	10,120	289,736
Cogent Communications Holdings, Inc.	876	49,888
Verizon Communications, Inc.	1,334	73,036

		412,660

Electric Utilities — 2.4%
American Electric Power Co., Inc.	289	23,383
Eversource Energy	70	6,125
NextEra Energy, Inc.	1,117	90,332

		119,840

Electrical Equipment — 1.0%
AMETEK, Inc.	452	51,194

Electronic Equipment, Instruments & Components — 2.0%
Cognex Corp.	675	55,438
Keysight Technologies, Inc.(a)	291	41,202

		96,640

Security	Shares	Value

Entertainment — 1.8%
Electronic Arts, Inc.	612	$87,638

Equity Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	394	89,580
EPR Properties(a)	1,479	58,627
Equinix, Inc.	80	59,197
SBA Communications Corp., Class A	57	15,314

		222,718

Food & Staples Retailing — 0.1%
Kroger Co.	125	4,313

Food Products — 4.9%
General Mills, Inc.	898	52,174
Hershey Co.	293	42,614
Kellogg Co.	1,204	70,964
Mondelez International, Inc., Class A	1,341	74,345

		240,097

Health Care Equipment & Supplies — 5.0%
Becton Dickinson and Co.	269	70,421
Edwards Lifesciences Corp.(a)	272	22,462
Hill-Rom Holdings, Inc.	548	52,630
IDEXX Laboratories, Inc.(a)	110	52,655
Masimo Corp.(a)	150	38,388
Medtronic PLC	40	4,453
ResMed, Inc.	36	7,257

		248,266

Health Care Technology — 1.2%
Cerner Corp.	723	57,920

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	81	16,835

Household Products — 5.7%
Church & Dwight Co., Inc.	825	69,655
Clorox Co.	163	34,142
Colgate-Palmolive Co.	846	65,988
Kimberly-Clark Corp.	506	66,843
Procter & Gamble Co.	350	44,873

		281,501

Industrial Conglomerates — 1.1%
3M Co.	317	55,684

Insurance — 1.1%
Aon PLC, Class A	246	49,963
Marsh & McLennan Cos., Inc.	38	4,176

		54,139

Interactive Media & Services(a) — 2.1%
Alphabet, Inc., Class A	5	9,137
Alphabet, Inc., Class C	4	7,343
Match Group, Inc.	636	88,951

		105,431

IT Services — 6.7%
Accenture PLC, Class A	190	45,965
Amdocs Ltd.	771	54,448
Automatic Data Processing, Inc.	246	40,620
Broadridge Financial Solutions, Inc.	67	9,468
Jack Henry & Associates, Inc.	540	78,187
Paychex, Inc.	54	4,715
Sabre Corp.(a)	1,821	19,630
Visa, Inc., Class A	413	79,812

		332,845

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 4.8%
Agilent Technologies, Inc.	1,596	$191,791
Mettler-Toledo International, Inc.(a)	12	14,017
QIAGEN NV(a)	584	31,624

		237,432

Machinery — 3.1%
Fortive Corp.	13	859
Graco, Inc.	744	51,291
IDEX Corp.	38	7,075
Illinois Tool Works, Inc.	262	50,883
Toro Co.	451	42,507

		152,615

Media — 0.2%
Liberty Broadband Corp., Class C(a)	66	9,639

Metals & Mining — 0.4%
Newmont Corp.	314	18,714

Multi-Utilities — 0.2%
Consolidated Edison, Inc.	127	8,989

Personal Products — 1.8%
Estee Lauder Cos., Inc., Class A	385	91,110

Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	1,102	67,696
Eli Lilly & Co.	114	23,709
Johnson & Johnson	565	92,168
Merck & Co., Inc.	1,098	84,623
Pfizer, Inc.	1,172	42,075
Zoetis, Inc.	446	68,795

		379,066

Professional Services(a) — 1.5%
CoStar Group, Inc.	59	53,083
FTI Consulting, Inc.	169	18,585

		71,668

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	369	54,365
Texas Instruments, Inc.	460	76,217

		130,582

Security	Shares	Value

Software — 8.9%
Adobe, Inc.(a)	567	$260,123
Microsoft Corp.	107	24,820
ServiceNow, Inc.(a)	184	99,941
Zendesk, Inc.(a)	380	54,811

		439,695

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	542	72,406

Trading Companies & Distributors — 0.3%
Watsco, Inc.	55	13,117

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(a)	156	19,669

Total Long-Term Investments — 99.6% (Cost: $4,996,606)		4,919,559

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	20,709	20,709

Total Short-Term Securities — 0.4% (Cost: $20,709)		20,709

Total Investments — 100.0% (Cost: $5,017,315)		4,940,268

Liabilities in Excess of Other Assets — 0.0%		(1,706)

Net Assets — 100.0%		$4,938,562

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/22/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—		$20,709	(b)	$—	$—	$—	$20,709	20,709	$7	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage U.S. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$4,919,559	$—	$—	$4,919,559
Short-Term Securities
Money Market Funds	20,709	—	—	20,709

	$4,940,268	$—	$—	$4,940,268

Portfolio Abbreviation

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3